Disaggregated Revenues	12 Months Ended
Mar. 31, 2026
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

NOTE 18 — DISAGGREGATED REVENUES

Information for the Company’s breakdown of revenues by service type for the years ended March 31, 2026, 2025 and 2024 are as follows:

	March 31,
Total revenues as of:	2026	2025	2024
IPO sponsorship services	$105,497	$257,775	$2,872,152
Underwriting and placing services	—	—	469,667
Referral services	—	1,594,619	—
Referral services – related party	769,231	—	—
General advisory services	817,662	1,648,747	594,872
Independent financial advisory services	173,590	98,910	145,949
Compliance advisory services	232,353	738,776	446,556
Course materials supplying	478,541	—	—
Total	$2,576,874	$4,338,827	$4,529,196